Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangible Assets and Goodwill

NOTE 7. INTANGIBLE ASSETS AND GOODWILL
(a)Intangible Assets

Intangible assets consisted of the following as of:

	December 31, 2023
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets
Customer Relationships	$31,000	$(11,623)	$19,377
Trade Names	2,100	(1,680)	420
Permit Application Costs	17,351	(15,980)	1,371
Other Intangibles(a)	6,013	(5,886)	127
Indefinite-Lived Intangible Assets
Licenses	275,671	—	275,671
Total Intangible Assets	$332,135	$(35,169)	$296,966
(a) Other Intangibles includes non-compete agreements, non-solicitation agreements and related amortization.

	December 31, 2022
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets
Customer Relationships	$31,879	$(8,127)	$23,752
Trade Names	2,100	(1,610)	490
Permit Application Costs	15,027	(13,897)	1,130
Other Intangibles(a)	6,284	(5,573)	711
Indefinite-Lived Intangible Assets
Licenses	381,507	—	381,507
Total Intangible Assets	$436,797	$(29,207)	$407,590
(a) Other Intangibles includes non-compete agreements, non-solicitation agreements and related amortization.

During the year ended December 31, 2023, the gross carrying amount of intangible assets decreased by $104.7 million, primarily related to impairment charges discussed below. During the year ended December 31, 2022, the gross carrying amount of intangible assets decreased by $19.7 million, primarily related to impairment charges discussed below.

The following table reflects the amortization expense related to intangible assets for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Amortization expense included in selling, general and administrative expense	$3,699	$6,915
Amortization expense included in cost of goods sold and ending inventory	3,347	3,444
Total amortization expense	$7,046	$10,359
As of December 31, 2023 and 2022, ending inventory included $1.0 million and $1.6 million of capitalized amortization, respectively. During the year ended December 31, 2023 and 2022, the Company recorded $4.0 million and $2.9 million of amortization expense to Costs of goods sold, including $1.6 million and $1.1 million, respectively, related to amortization capitalized in inventory in prior periods.

The following table outlines the estimated amortization expense related to intangible assets as of December 31, 2023:

($ in thousands)	Estimated Amortization
2024	$5,339
2025	4,173
2026	3,877
2027	3,272
2028	2,962
Thereafter	1,672
Total estimated amortization	$21,295

(b)Goodwill

The changes in carrying amount of goodwill are as follows:

($ in thousands)	Total
Balance at January 1, 2022	$446,767
Impairment	(117,024)
Measurement period adjustments	812
Balance at December 31, 2022	330,555
Impairment	(50,858)
Balance at December 31, 2023	$279,697

(c)Impairment

During the year ended December 31, 2023, the Company recorded impairment to goodwill and indefinite-lived intangible assets related to the following:

•During the year ended December 31, 2023, the Company completed the sale of assets at our Encanto Green Cross Dispensary in Arizona. Based on an analysis of the fair value of these assets, the book value was written down by $0.2 million and impairment charges were recognized in the Consolidated Statements of Operations.

•During the third quarter of 2023, management determined it is more likely than not that the California, Florida and New York reporting units' carrying value exceeded their fair value due to updated forecasts and projections of future cash flows for the reporting units. As a result, $9.9 million, $79.4 million and $40.0 million, respectively, of impairment charges reducing the carrying value of goodwill and licenses were recognized in the Consolidated Statements of Operations.

•During the second quarter of 2023, management determined it is more likely than not that the Massachusetts reporting unit’s carrying value exceeded its fair value due to updated forecasts and projections for this reporting unit. As a result, a $21.5 million impairment charge reducing the carrying value of goodwill and licenses was recognized in the Consolidated Statements of Operations.

During the year ended December 31, 2022, the Company recorded impairment to goodwill and indefinite-lived intangible assets related to the following:

•In the fourth quarter of 2022, Management committed to a plan to restructure certain operations and activities within the California reporting unit. It was determined that this was an indicator of impairment for associated assets. $89.5 million in goodwill impairment was recorded to the California reporting unit during the twelve months ended December 31, 2022.

•During the annual impairment assessment, which is described below, Management determined it is more likely than not that the Arizona, Massachusetts and Maryland reporting units carrying values exceed their fair value due to updated forecasts and projections for those reporting units. $10.1 million and $0.9 million in goodwill impairment was recorded to the Arizona and Maryland reporting units, respectively, during the twelve months ended December 31, 2022. $16.5 million and $21.8 million of goodwill and indefinite-lived intangible impairment, respectively, was recorded to the Massachusetts reporting unit during the twelve months ended December 31, 2022.

Annual impairment testing involves determining the fair value, or recoverable amount, of the reporting units to which goodwill and indefinite-lived intangible assets are allocated and comparing this to the carrying value of the reporting units. The measurement of the recoverable amount of each reporting unit was calculated based on the higher of the reporting unit’s fair value less costs to sell or value in use, which are Level 3 measurements within the fair value hierarchy.

The calculation of each of the recoverable amounts based on discounting the future cash flows (value in use) was based on the following key assumptions:

•Cash flows were projected based on the Company’s long-term business plan for each reporting unit. Cash flows beyond the long-term business plan were projected to grow at a perpetual growth rate, which was estimated to range from 2.0% to 3.0% in most cases.

•Discount rates applied in determining the recoverable amount of the reporting units noted above range between 13.0% and 18.5% based on the pre-tax weighted average cost of capital of each reporting unit and other peers in the industry. The values assigned to the key assumptions represent Management’s assessment of future trends in the industries in which the reporting units operate and are based on both external and internal sources and historical trend data.